Stock Based Compensation (Tables) - Evolv Technologies Holdings Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of fair value weighted-average assumptions

	Three Months Ended
	March 31,
	2021	2020
Risk-free interest rate	0.5%	N/A
Expected term (in years)	4.58	N/A
Expected volatility	23.9%	N/A
Expected dividend yield	0.0%	N/A

	Year Ended December 31,
	2020	2019
Risk-free interest rate	0.4%	2.5%
Expected term (in years)	5.68	5.95
Expected volatility	31.4%	27.9%
Expected dividend yield	0.0%	0.0%

Summary of stock option activity

The following tables summarize the Company’s stock option and restricted stock units, (“RSUs”), activity since December 31, 2020 (in thousands, except for share and per share data):

Stock Options

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding as of December 31, 2020	49,679,554	$0.14	8.24	$1,073
Granted	17,130,123	0.16	9.78	49,335
Exercised	4,137,451	0.11	6.72	12,123
Forfeited	75,000	0.16	—	216
Outstanding as of March 31, 2021	62,597,226	$0.15	8.60	$169,734

Vested and expected to vest as of March 31, 2021	62,597,226	$0.15	8.60	$169,734
Options exercisable as of March 31, 2021	22,901,452	$0.13	7.36	$66,545

The following table summarizes the Company’s stock option activity since December 31, 2019 (in thousands, except for share and per share data):

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
			(in years)
Outstanding as of December 31, 2019	29,488,684	$0.12	7.90	$1,149
Granted	24,558,325	0.16	9.63	—
Exercised	(3,236,374)	0.14	6.60	75
Forfeited	(1,131,081)	0.15	—	14
Outstanding as of December 31, 2020	49,679,554	$0.14	8.24	$1,073

Vested and expected to vest as of December 31, 2019	29,488,684	$0.12	7.90	$1,149
Options exercisable as of December 31, 2019	15,663,415	$0.11	7.28	$817
Vested and expected to vest as of December 31, 2020	49,679,554	$0.14	8.24	$1,073
Options exercisable as of December 31, 2020	26,519,727	$0.12	7.12	$1,224

Schedule of stock-based compensation expense

Stock-based compensation expense was classified by award type in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended
	March 31,
	2021	2020
Stock options	$203	$62
Warrants	807	—
Restricted stock units	72	—
Total stock-based compensation expense	$1,082	$62

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cost of revenue	$10	$2
Sales and marketing	104	170
General and administrative	370	74
Research and development	178	18
Total stock-based compensation expense	$662	$264